Supplementary Financial Information (Fair Value of Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Vistra Operations Credit Facility [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	$ 4,323	$ 4,515
Long-Term Debt, Including Amounts Due Currently [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	30	36
Mandatorily Redeemable Preferred Stock [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	70	70
Fair Value, Inputs, Level 2 [Member] | Vistra Operations Credit Facility [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	4,334	4,552
Fair Value, Inputs, Level 2 [Member] | Long-Term Debt, Including Amounts Due Currently [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	27	32
Fair Value, Inputs, Level 2 [Member] | Mandatorily Redeemable Preferred Stock [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	$ 70	$ 70